Segmentation of key figures - Consolidated income statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,198		$ 1,863	$ 3,020	$ 3,640
Other revenues	16		40	35	87
Net sales and other revenues	1,214		1,903	3,055	3,727
Segment contribution	(6)		378	368	764
Amortization of intangible assets	(273)		(270)	(545)	(536)
Impairment charges on intangible assets	(41)		0	(57)	0
General & administration (corporate)	(62)		(54)	(115)	(102)
Separation costs	(62)		(78)	(133)	(78)
Spin readiness costs				0	(72)
Transformation costs	(13)		(5)	(20)	(5)
Fair value adjustments of contingent consideration liabilities	(4)		3	40	13
Other	(5)		(27)	(32)	(85)
Operating (loss)	(466)		(53)	(494)	(101)
Interest expense	(30)		(35)	(61)	(44)
Other financial income & expense	(6)		(8)	(16)	(16)
(Loss) before taxes	(502)		(96)	(571)	(161)
Surgical
Disclosure of operating segments [line items]
Net sales to third parties	602		1,051	1,586	2,051
Other revenues	0		0	0	0
Net sales and other revenues	602		1,051	1,586	2,051
Segment contribution	(28)		235	180	463
Impairment charges on intangible assets		$ (16)
Vision Care
Disclosure of operating segments [line items]
Net sales to third parties	596		812	1,434	1,589
Other revenues	16		40	35	87
Net sales and other revenues	612		852	1,469	1,676
Segment contribution	$ 22		$ 143	$ 188	$ 301